Shareholder remuneration system and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions			4 Months Ended	5 Months Ended
	May 02, 2025	May 02, 2024	Jun. 21, 2024	Jun. 27, 2025
2024 Program, Second
Earnings per share [line items]
Share buyback program, amount				€ 1,587
2023 Program, Second
Earnings per share [line items]
Share buyback program, amount			€ 1,459
Complementary Dividend
Earnings per share [line items]
Dividends recognised as distributions to owners per share (in euro per share)	€ 0.11	€ 0.0950